Expense Example - FidelitySAIEnhancedMunicipalIncomeFund-PRO - FidelitySAIEnhancedMunicipalIncomeFund-PRO - Fidelity SAI Enhanced Municipal Income Fund - Fidelity SAI Enhanced Municipal Income Fund	Mar. 07, 2025 USD ($)
Expense Example:
1 year	$ 15
3 years	$ 60